Long-term debt (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Long-term debt
Senior	SFr 146,846	SFr 137,867	SFr 139,267	SFr 108,419
Subordinated	23,837	24,836	25,179	23,551
Non-recourse liabilities from consolidated VIEs	11,972	12,975	13,452	11,857
Long-term debt	182,655	175,678	177,898	143,827
of which reported at fair value	76,517	78,390	81,166	70,217
Structured notes
Long-term debt
Long-term debt	50,602	SFr 50,929	50,469	SFr 41,739
Bank
Long-term debt
Long-term debt	SFr 177,429		SFr 172,947